Annual Total Returns[BarChart] - SA Multi-Managed Large Cap Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.57%)	18.16%	30.72%	13.63%	4.57%	3.15%	27.65%	(1.74%)	30.54%	48.83%